Discontinued operations	12 Months Ended
Dec. 31, 2020
Disclosure of discontinued operations [abstract]
Disclosure of discontinued operations [text block]
30. Discontinued operations
Discontinued operations include the operational results from the Alcon eye care devices business and certain Corporate activities attributable to the Alcon business prior to the spin-off, the gain on distribution of Alcon Inc. to Novartis AG shareholders, and certain other expenses related to the Distribution (refer to Notes 1 and 2 for further details).
The Alcon eye care devices business researched, discovered, developed, manufactured, distributed and sold a broad range of eye care products. Alcon was organized into two global business franchises, Surgical and Vision Care. Alcon also provided services, training, education and technical support for both the Surgical and Vision Care businesses.
Consolidated income statement
(USD millions)	2019 [1]	2018

Net sales to third parties from discontinued operations	1 777	7 149

Sales to continuing segments	32	4

Net sales from discontinued operations	1 809	7 153

Cost of goods sold	– 860	– 3 983

Gross profit from discontinued operations	949	3 170

Selling, general and administration	– 638	– 2 754

Research and development	– 142	– 585

Other income	15	61

Other expense	– 113	– 126

Operating income/(loss) from discontinued operations	71	– 234

Interest expense	– 10	– 25

Other financial income and expense	– 3	– 1

Income/(loss) before taxes from discontinued operations	58	– 260

Taxes	– 159	74

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders	– 101	– 186

Gain on distribution of Alcon Inc. to Novartis AG shareholders [2]	4 691

Net income/(loss) from discontinued operations	4 590	– 186

[1] The consolidated income statement amounts are for the period from January 1, 2019, to the completion of the spin-off.
[2] See Note 2 for further details on the non-taxable, non-cash gain on distribution of Alcon Inc. to Novartis AG shareholders.
Supplemental disclosures related to the Alcon business distributed to Novartis AG shareholders
Additional significant accounting policies
The accounting policies mentioned in Note 1 were used for the reporting of discontinued operations. The following additional significant accounting policies were applicable to discontinued operations.
Intangible assets available for use
In addition to currently marketed products, technologies and other intangible assets (including computer software), discontinued operations intangible assets available for use also included marketing know-how and the Alcon brand name.
Marketing know-how represents the value attributable to the expertise acquired for marketing and distributing Alcon surgical products.
The Alcon brand name was shown separately, as it was the only Novartis intangible asset that was available for use with an indefinite useful life. Novartis considers that it was appropriate that the Alcon brand name had an indefinite life since Alcon-branded products had a history of strong revenue and cash flow performance, and Novartis had the intent and ability to support the brand with spending to maintain its value for the foreseeable future. The Alcon brand name was not amortized as it had an indefinite useful life, but was evaluated for potential impairment annually.
The following table shows the respective useful lives for available-for-use intangible assets and the location in the consolidated income statement in which the respective amortization and any potential impairment charge were recognized:
	Useful life	Income statement location for amortization and impairment charges

Marketing know-how	25 years	"Cost of goods sold"

Alcon brand name	Not amortized, indefinite useful life	"Other expense"

The estimates used in calculating the net present values are highly sensitive and depend on assumptions specific to the nature of the activities and more specifically on appropriate royalty rate for the Alcon brand name.
Revenue recognition
In the Alcon Division, which is reported as discontinued operations, surgical equipment may have been sold together with other products and services under a single contract. Revenues were recognized upon satisfaction of each of the performance obligations in the contract and the consideration was allocated based on the standalone selling price of each performance obligation.
For surgical equipment, in addition to cash and installment sales, revenue was recognized under finance and operating lease arrangements. Arrangements in which substantially all the risks and rewards incidental to ownership transfers to the customer were treated as finance lease arrangements. Revenue from finance lease arrangements was recognized at amounts equal to the fair value of the equipment, which approximated the present value of the minimum lease payments under the arrangements. As interest rates embedded in lease arrangements were approximately market rates, revenue under finance lease arrangements was comparable to revenue for outright sales. Finance income for arrangements longer than 12 months was deferred and subsequently recognized based on a pattern that approximated to the use of the effective interest method and was recorded in “Other income.” Operating lease revenue for equipment rentals was recognized on a straight-line basis over the lease term.
Net income
Included in net income from discontinued operations are:
(USD millions)	2019	2018

Interest income		2

Depreciation of property, plant and equipment	– 42	– 235

Depreciation of right-of-use assets	– 9

Amortization of intangible assets	– 174	– 1 052

Impairment charges on property, plant and equipment		– 3

Impairment charges on intangible assets [1]		– 391

Additions to restructuring provisions		– 13

Equity-based compensation of Novartis equity plans	– 9	– 93

[1] 2018 includes an impairment of USD 337 million related to the write-down of the CyPass currently marketed product, which was acquired with the Alcon Division 2016 acquisition of Transcend Medical, Inc.

Balance sheet
The following were in the balance sheet from discontinued operations for the period from January 1, 2019, to the date of reclassification:
(USD millions)	2019

Additions to property, plant and equipment	113

Additions to right-of-use assets	3

Additions to goodwill and intangible assets	36

Cash flows used in investing activities from discontinued operations
Cash flows used in investing activities from discontinued operations include the investing activities of the Alcon business and cash outflows for transaction-related expenditures attributable to the series of portfolio transformation transactions completed in 2015.
(USD millions)	2020	2019	2018

Payments attributable to the spin-off of the Alcon business	– 39	– 29

Divested cash and cash equivalents		– 628

Cash flows attributable to the spin-off of the Alcon business	– 39	– 657

Other cash flows used in investing activities, net	– 88	– 502	– 1 001

Net cash flows used in investing activities from discontinued operations	– 127	– 1 159	– 1 001

Cash flows from financing activities from discontinued operations
In 2020, the net cash outflows used in financing activities from discontinued operations of USD 50 million was for transaction cost payments directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders.
In 2019, the net cash inflows from financing activities from discontinued operations of USD 3.3 billion (2018: USD 167 million net cash outflows) included mainly USD 3.5 billion (2018: nil) cash inflows from Alcon borrowings in connection with the distribution (spin-off) of the Alcon business to Novartis AG shareholders, partly offset by USD 0.2 billion (2018: USD 0.1 billion) transaction cost payments directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders (see Notes 1 and 2).
Leases
The lease liabilities recorded in discontinued operations on January 1, 2019, the date of implementation of IFRS 16 Leases (see Note 1), were USD 286 million, and the right-of-use assets were USD 276 million, including USD 89 million and USD 75 million, respectively, for the previously reported finance lease obligations. For discontinued operations, there were no impairments or significant contract terminations of right-of-use assets for the period from January 1, 2019, to February 28, 2019, the date of shareholder approval for the Alcon spin-off.
Net assets derecognized
The following table presents the Alcon business net assets at the date of spin-off at April 8, 2019:
(USD millions)	2019

Property, plant and equipment	2 858

Right-of-use assets	269

Goodwill	8 906

Intangible assets other than goodwill	11 121

Deferred tax assets	732

Financial and other non-current assets	526

Inventories	1 469

Trade receivables and other current assets	1 787

Cash and cash equivalents	628

Deferred tax liabilities	– 1 713

Current and non-current lease liabilities	– 269

Current and non-current financial debts	– 3 538

Trade payables, provisions and other liabilities	– 2 751

Net assets derecognized	20 025

Defined contribution plans
In many subsidiaries, associates are covered by defined contribution plans. Contributions charged to the consolidated income statement for the defined contribution plans were:
(USD millions)	2019	2018

Contributions for defined contribution plans discontinued operations	33	104

Significant transactions
In March 2019, Alcon acquired PowerVision, Inc. (PowerVision), a privately held, US-based medical device development company focused on developing accommodative, implantable intraocular lenses. The fair value of the total purchase consideration was USD 424 million. The amount consisted of an initial cash payment of USD 289 million and the fair value of the contingent consideration of USD 135 million, due to PowerVision shareholders, which they are eligible to receive upon the achievement of specified regulatory and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 418 million, consisting of intangible assets of USD 505 million, net deferred tax liabilities of USD 93 million, other net assets of USD 6 million, and goodwill of USD 6 million. The 2019 results of operations since the date of the acquisition were not material.
For additional information related to the distribution (spin-off) of the Alcon business to Novartis AG shareholders, effected through a dividend in kind distribution that was completed on April 8, 2019, refer to Note 1 and Note 2.